Label	Element	Value
Amplify Video Game Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Rule 497(e)
File No. 333-207937

Amplify ETF Trust
(the “Trust”)

Amplify Video Game Tech ETF

(the “Fund”)

November 25, 2024

Supplement To the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information
Dated January 26, 2024

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND’S NAME, THE FUND’S INDEX AND INVESTMENT OBJECTIVE

This Supplement updates certain information in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which will take effect on or about January 28, 2024 (the “Effective Date”).

On November 12, 2024, the Board of Trustees of the Trust considered and voted to approve changes to the Fund, including: (i) changing the index the Fund seeks to replicate; (ii) changing the name of the Fund; (iii) changing the investment objective of the Fund; and (iv) changing certain of the Fund’s policies and investment strategies. The below contains a brief summary of certain of the anticipated changes that are slated to take effect on or after the Effective Date:

	Old	New
Fund Name	Amplify Video Game Tech ETF	Amplify Video Game Leaders ETF
Index Name	EEFund Video Game Tech™ Index	VettaFi Video Game Leaders Index
Investment Objective	The Amplify Video Game Tech ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the EEFund Video Game Tech™ Index (the “Index”).	The Amplify Video Game Leaders ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the VettaFi Video Game Leaders Index (the “Index”).
Index Summary	The EEFund Video Game Tech™ Index is comprised of companies that are primarily engaged in a business activity supporting or utilizing the video gaming industry (“Video Gaming Companies”). The Video Gaming Companies that comprise the Index include Primary Participants, Secondary Participants, Diversified Participants and Small Capitalization Companies. Primary Participants are companies that are software developers or hardware providers for primarily the video game, education, virtual/augmented reality, or simulation markets, or companies whose business model primarily relies on delivering goods and services to or from segments of the video gaming industry. Secondary Participants are companies that maintain a partial business activity in video game related software or hardware, educational software, virtual / augmented reality technology, simulation technology or provide distribution or intellectual properties to the aforementioned businesses. Diversified Participants are large broad-based companies whose business framework supports the video game, educational software, or virtual reality/simulation segments of the video gaming industry. Small Capitalization Companies are companies with market capitalizations less than $1 billion. Video Gaming Companies are then screened for investability, a minimum market capitalization of $300 million, an operating company structure, and an annual revenue for the most recent year greater than $80 million.	The VettaFi Video Game Leaders Index tracks the performance of a concentrated portfolio of companies that are components of the video gaming value-chain. These companies include those involved in game development and publishing, mobile games, online games, gaming graphic processing units (“GPUs”), development platforms and supporting software, hardware and peripherals, and the metaverse (“Gaming Activities”). Constituents for the Index must be listed on a major country exchange, and must have (i) an average daily trading value of $1 million USD, (ii) a free float market capitalization percentage of 20% and (iii) a full market capitalization of $250 million USD. From this initial universe, companies are considered for inclusion if they meet one or more of the following categories: (1) the company derives at least 50% of its revenues from Gaming Activities; (2) the company has at least a 20% market share in either game development or systems, mobile gaming or gaming GPUs or hardware; or (3) the company is within the top ten based on revenue for game development and publishing, mobile gaming, development platforms and supporting software, hardware and peripherals, or metaverse. From this eligible universe, the Index Provider selects the top twenty companies based on float market capitalization for inclusion in the Index. The Index constituents are weighted based on a banded float modified market capitalization ranking.
Index Provider	EE Funds LLC	VettaFi LLC
Investment Policies	The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the EEFund Video Game Tech™ Index.	The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the VettaFi Video Game Leaders Index.

The above summary of the anticipated changes and the VettaFi Video Game Leaders Index is qualified in its entirety by the more detailed discussion that will appear in the revised prospectus and summary prospectus, which investors should read in its entirety when it becomes available. The Fund will file a revised prospectus and statement of additional information with the Securities and Exchange Commission (“SEC”), which will reflect the changes contemplated herein, and will be available on the SEC’s website. You may obtain copies of the Fund’s Prospectus and Statement of Additional of Information free of charge, upon request, by calling 855-267-3837 or visiting AmplifyETFs.com.

Please Retain This Supplement for Future Reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Amplify Video Game Tech ETF